Annual Operating Expenses {- Franklin Strategic Income VIP Fund} - FTVIP Class 2-66 - Franklin Strategic Income VIP Fund - Class 2	Oct. 01, 2020
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	0.99%	[1]
Fee waiver and/or expense reimbursement	(0.03%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.96%	[1],[2]

[1]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed in advance to reduce its fees as a result of the Fund's investments in Franklin Templeton affiliated funds (acquired funds), including a Franklin Templeton money fund, for at least one year following the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.